November 29, 1995



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.    20549

         Re:      24f-2 Notice for
                  Calvert Social Investment Fund
                  File Nos. 2-75106 and 811-3334

Gentlemen:

         Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the following Notice is submitted on behalf of Calvert Social Investment Fund (the "Fund"):

                  (i)      fiscal year ended September 30, 1994;
                  (ii)     None;
                  (iii)    None;
                  (iv)     $(287,404,286.00)**;
                  (v)      $(287,404,286.00).

It is my opinion, based on an examination of the Fund's Articles of Incorporation and By-Laws and such other original or photostatic copies of Fund records, certificates of public officials, documents, papers, statutes, and authorities as I deemed necessary to form the basis of the opinion, that the securities whose registration this Notice makes definite were legally issued, fully paid and non-assessable.
                                            Sincerely,



                                            William M. Tartikoff
                                            General Counsel


         **As authorized by paragraph (c) of Rule 24f-2, the filing fee has been computed on the basis of aggregate sales of $237,881,572.00 less aggregate redemptions of $287,494,286.00. Inasmuch as the Fund's aggregate redemptions exceeded its aggregate sales, no filing fee is enclosed. No redemptions have previously been applied by the Fund in reduction of fees pursuant to Rule 24e-2(a)for filings made pursuant to Section 24(e)(1).